Shareholders’ Equity - Schedule of Restricted Stock Grants (Details) - Restricted Stock [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Restricted Stock Grants [Line Items]
Shares, Unvested Beginning	14	14
Weighted Average Grant Date Fair Value Per Share, Unvested Beginning	$ 725	$ 4,225
Aggregate Intrinsic Value, Unvested Beginning
Shares, Forfeited
Weighted Average Grant Date Fair Value Per Share, Forfeited
Aggregate Intrinsic Value, Forfeited
Shares, Granted	23	23
Weighted Average Grant Date Fair Value Per Share, Granted	$ 152.74	$ 900
Aggregate Intrinsic Value, Granted
Shares, Vested	(23)	(23)
Weighted Average Grant Date Fair Value Per Share, Vested	$ 546.17	$ 2,950
Aggregate Intrinsic Value, Vested
Shares, Unvested Ending	14	14
Weighted Average Grant Date Fair Value Per Share, Unvested Ending	$ 46.76	$ 725
Aggregate Intrinsic Value, Unvested Ending